EXPLORATION AND EVALUATION INTERESTS	12 Months Ended
Dec. 31, 2021
EXPLORATION AND EVALUATION INTERESTS
EXPLORATION AND EVALUATION INTERESTS
9.	EXPLORATION AND EVALUATION INTERESTS

Eskay Creek Property, British Columbia, Canada

On October 2, 2020, Skeena completed the acquisition of 100% ownership interest in Eskay Creek property (“Eskay”) from Barrick Gold Inc. (“Barrick”), a wholly-owned subsidiary of Barrick Gold Corporation, in exchange for:

●	The issuance to Barrick of 5,625,000 units, with each unit comprised of one common share of Skeena and one non-transferrable half warrant exercisable at $10.80 until October 2, 2022;
●	The grant of a 1% net smelter return (“NSR”) royalty on the entire Eskay Creek land package. Half of the NSR royalty may be repurchased from Barrick during the 24-month period after closing, at a cost of $17,500,000; and
●	A contingent payment, payable if Skeena sells more than a 50% interest in Eskay Creek during the 24-month period after closing, of $15,000,000. The Company, with the agreement of Barrick, may elect to pay Barrick by issuing common shares based on the 20-day volume weighted average price of the Company’s common shares immediately preceding the transaction date.

The common shares issued pursuant to the acquisition were valued at $59,400,000, and the warrants were valued at $11,326,000 using the Black-Scholes pricing model. Along with the 100% ownership interest in Eskay valued at $72,164,000, the Company acquired equipment valued at $126,000 and assumed an associated asset retirement obligation of $1,564,000 (Note 15).

Snip Property, British Columbia, Canada

On July 19, 2017, the Company completed the final share payment under its option to acquire a 100% interest in the Snip property (“Snip”) from Barrick. The optioned property consists of one mining lease, holding the former Snip gold mine and four mineral tenures located in the Golden Triangle of British Columbia. Pursuant to the option agreement, Skeena completed a work commitment of $2,000,000 and issued 81,250 common shares to Barrick.

9.	EXPLORATION AND EVALUATION INTERESTS (continued)

Snip Property, British Columbia, Canada (continued)

Barrick retained a 1% NSR royalty on the property. Alternatively, subject to Skeena delineating in excess of 2,000,000 ounces of gold, Barrick may exercise its right to purchase a 51% interest in Snip in exchange for paying the Company three times the costs incurred by the Company in exploring and developing the property (the “Barrick Option”), following which the parties would form a joint venture  (the “Barrick JV”) and Barrick would relinquish its 1% NSR royalty. In addition, an unrelated historic 3% royalty exists on gold recovered from ore containing at least 0.3 ounces of gold per ton.

On October 16, 2018, Skeena closed an agreement with Hochschild Mining Holdings Limited (“Hochschild”) under which the Company granted Hochschild an option to earn 60% of Skeena’s interest in Snip (the “Hochschild Option”). Hochschild had 3 years to provide notice to Skeena that it wished to exercise the Hochschild Option. Once notice had been provided, Hochschild would then have 3 years (the “Option Period”) to:

●	incur expenditures on Snip that are no less than twice the amount of such expenditures incurred by Skeena from March 23, 2016 up until the time of exercise of the Hochschild Option;
●	incur no less than $7,500,000 in exploration or development expenditures on Snip in each 12-month period of the Option Period; and
●	provide 60% of the financial assurance required by governmental authorities for the Snip mining properties.

After completing minimum expenditure of $22,500,000, Hochschild may extend the Option Period by a further period of 12 months by making a cash payment to Skeena of $1,000,000.

On October 14, 2021, Hochschild exercised the Hochschild Option. Pursuant to the agreement, Hochschild would need to incur expenditures of approximately $100,000,000 during the Option Period. Should Hochschild successfully complete the earn-in, a joint venture would be established between the Skeena and Hochschild (the “Primary Snip JV”), and Skeena would be entitled to anti-dilution protection of up to $15,000,000.

Should Barrick elect to exercise the Barrick Option, relinquish its 1% NSR royalty and pay the Company three times the costs incurred by the Company in exploring and developing the property, and should Hochschild successfully complete the earn-in during the Option Period, the resulting Barrick JV interests would then be comprised of Barrick and the Primary Snip JV holding 51% and 49%, respectively.

Spectrum Property, British Columbia, Canada

On October 27, 2014, the Company acquired a 100% interest in an area of the northwest BC known as the Ice Mountain Lands, also known as the Spectrum property (“Spectrum”). During the year ended December 31, 2019, the Tahltan Central Government (“TCG”) undertook an initiative to protect the places that have cultural, ecological and sustenance value to the Tahltan, and identified that Spectrum covered one such place. As a result, the Company recorded an impairment loss to reduce the carrying value of Spectrum to $nil during the year ended December 31, 2019.

9.	EXPLORATION AND EVALUATION INTERESTS (continued)

Spectrum Property, British Columbia, Canada (continued)

On April 8, 2021, Skeena announced that a new conservancy to protect the environmental and wildlife of Tahltan territory had been created covering Spectrum. Skeena returned its Spectrum mineral tenures, enabling the TCG, Skeena, the Nature Conservancy of Canada and BC Parks Foundation to collaborate in creating this conservancy.

Exploration and evaluation assets

	Eskay	Snip	Total
Balance, December 31, 2019	$250	$1,587	$1,837
Adjust closure liability (Note 15)	—	305	305
Land costs[1]	72,932	—	72,932
Balance, December 31, 2020	$73,182	$1,892	$75,074
Adjust closure liability (Note 15)	787	(805)	(18)
Additions	475	—	475
Balance, December 31, 2021	$74,444	$1,087	$75,531

(1)	Land costs relate to the purchase of the Eskay from Barrick, through the issuance of shares and warrants during the year ended December 31, 2020. The total additions to exploration rights amounted to $72,164,000 with $768,000 relating to legal fees for the completion of this acquisition.
9.	EXPLORATION AND EVALUATION INTERESTS (continued)

Exploration and evaluation expenses

Year ended December 31, 2021	Eskay	Snip	Total
Claim renewals and permits	$476	$86	$562
Fieldwork, camp support	17,366	4,513	21,879
Camp and safety	5,652	604	6,256
Transportation and logistics	6,746	2,778	9,524
Equipment rental	9,591	925	10,516
Assays and analysis/storage	3,977	907	4,884
Community relations	82	—	82
Drilling	10,517	7,041	17,558
Environmental studies	5,522	767	6,289
Geology, geophysics, and geochemical	12,927	1,832	14,759
Fuel	2,704	921	3,625
Helicopter	3,584	3,994	7,578
Electrical	1,065	628	1,693
Metallurgy	996	11	1,007
Depreciation (Note 11)	1,695	—	1,695
Accretion (Note 14)	68	—	68
Share-based payments (Note 12)	2,098	1,060	3,158
METC and government sales tax recovery	(3,681)	—	(3,681)
Total for the year	$81,385	$26,067	$107,452

Year ended December 31, 2020	Eskay	Snip	Total
Claim renewals and permits	$257	$61	$318
Fieldwork, camp support	8,043	567	8,610
Camp and safety	4,279	47	4,326
Transportation and logistics	8,729	531	9,260
Equipment rental	4,997	486	5,483
Assays and analysis/storage	2,224	50	2,274
Community relations	121	13	134
Drilling	16,015	1,023	17,038
Environmental studies	3,576	664	4,240
Geology, geophysics, and geochemical	7,758	602	8,360
Fuel	2,306	110	2,416
Helicopter	4,807	570	5,377
Electrical	54	8	62
Metallurgy	504	6	510
Depreciation (Note 11)	236	—	236
Accretion (Note 14)	60	—	60
Share-based payments (Note 12)	1,647	107	1,754
Total for the year	$65,613	$4,845	$70,458